Supplemental Cash Flows Information - Cash Flows Related to Interest and Income Taxes (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements [Abstract]
Interest paid	$ 1	$ 1	$ 1	$ 1
Income taxes paid, net		$ 106	$ 91	$ 91